UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2008

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Item 1. Report to Stockholders.

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Calvert
Investments that make a difference®

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September 30, 2008
Annual Report
Calvert Social Index Series, Inc.

Calvert
Investments that make a difference®

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Table of Contents

President's Letter
1

Social Update
4

Portfolio Management Discussion
6

Shareholder Expense Example
10

Report of Independent Registered Public Accounting Firm
12

Statement of Net Assets
13

Statement of Operations
30

Statements of Changes in Net Assets
31

Notes to Financial Statements
33

Financial Highlights
39

Explanation of Financial Tables
43

Proxy Voting and Availability of Quarterly Portfolio Holdings
45

Director and Officer Information Table
46

Dear Shareholder:

As you well know from the headlines, we are confronting a period of virtually unprecedented economic turmoil and declines in the financial markets. This past year has seen highly volatile markets, with nearly all asset classes posting sharp losses. A time period that began with the first intimations of the credit crisis has closed with a rearrangement of the financial landscape, with many of the market's best-known companies forced to close, merge with competitors, or receive emergency funding from the government.

Our reporting period ended on September 30 with the Standard & Poor's 500 Index down 21.98% for the 12-month period. Diversification provided little solace during this period, as only fixed-income asset classes with no credit risk--such as U.S. Treasuries--emerged with positive returns. The Morgan Stanley Capital International (MSCI) World Index was down 25.62% and the benchmark Russell 2000 Index dropped by 14.48% during the reporting period. Moreover, losses continued after the period ended, with a series of unprecedented drops during the first week of October.

Sustainable and Responsible Investment

In a crisis that was caused by an array of factors, including an over-leveraged economy that led to bubbles in prices of housing and other assets, the short-term focus of many financial institutions, and lax regulatory oversight, we believe that owning companies with stronger corporate governance practices (such as transparency, disclosure, and board independence) allowed us to avoid some of the more spectacular losses. We feel that during periods of market turbulence it becomes more important than ever to pursue sustainable and responsible investing practices. In the last 12 months, we made progress on a number of sustainable and responsible investment initiatives.

One of the most recent developments at Calvert was the launch of Calvert Global Water Fund, the newest of the Calvert Solution Strategies. The fund, which is sub-advised by KBC Asset Management International, Ltd., of Dublin, Ireland, invests in utility, infrastructure, and technology companies active in managing water resources. The fund addresses an increasing need--and an opportunity for growth--in the world's fast-expanding demand for clean water. One report estimates that to provide enough water for all uses through 2030, the world will need to invest as much as $1 trillion a year on applying existing technologies for conserving water, maintaining and replacing water-related infrastructure, and constructing sanitation systems.

What About the Future?

Recent news from the world's financial markets has been encouraging. A plan to prop up ailing banks in the U.S. and Europe seems to have had some stabilizing effect on the markets, at least for the time being. Worldwide, economies are going through a wrenching process of "de-leveraging." That is, the amount of debt, or leverage, incurred by corporations as well as homeowners and consumers is being reduced as credit markets return to more rigorous underwriting standards. This process, along with the slowdown in economic growth that analysts anticipate as a result of increasing unemployment and reduced corporate spending, suggests that we are in for a difficult period--for how long we don't know. However, when we come through this financial retrenchment, and when the markets believe there is solid and transparent information regarding corporate earnings, we believe that we will again see strong positive growth prospects for our economy and markets. In addition, a regulatory system that is better equipped to identify and address problems before they reach the proportions we have seen over the past 18 months is another essential component for building market confidence.

Timing any market inflection points, small or large, is virtually impossible to do consistently. While we are concerned about the losses that investors are seeing on their statements, we do not think it is time to make drastic changes. Rather, we encourage you to view this period as an opportunity to revisit your long-term asset allocation, to rebalance to your target allocations, and to increase diversification among different types of assets.

New Calvert Equities Leadership

We are pleased to announce that Calvert has hired Natalie Trunow as senior vice president and head of equities. Natalie joined Calvert in late August and will manage all aspects of Calvert's equity funds, including subadvisor evaluation and monitoring as well as Calvert's new equities products that are managed in-house.

Long-Term Financial Goals

We believe that now is not the time to abandon time-tested investment strategies like diversification, investing at regular intervals, and maintaining a long-term focus. Investors who sell indiscriminately now will only lock in unprecedented losses and, perhaps, miss the rebound when stocks, bonds, and other assets recover.

However, this is a good time to meet with your financial advisor and review your long-term financial plan. A professional can help you evaluate your strategic asset allocation and make sure it is still working for you. He or she can assist you in rebalancing back to your target allocations if market events have caused your assets to drift away from an appropriate mix. A financial advisor can also help you identify and realize any capital losses in your portfolio, which can be helpful for reducing your overall tax exposure. And, perhaps most importantly, an experienced professional can give you confidence that you are pursuing the right long-term strategy, even during the most tumultuous markets.

While we have worked to minimize the impact on our shareholders of one of the most turbulent periods in the equities and fixed-income markets' history, we recognize that this period of declining asset values in virtually all corners of the financial markets has caused great stress. We encourage you to visit our website for frequent updates and commentary on economic and market developments from Calvert professionals.

As always, we appreciate your business and look forward to serving you in the coming months and years.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
October 2008

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member FINRA, a subsidiary of Calvert Group, Ltd.

Social Update
from the Calvert Social Research Department

The work of Calvert's Social Research Department and our unique investment programs continue to demonstrate Calvert's leadership in socially responsible investment practices. This Social Update highlights key initiatives and involvement for the 12-month reporting period ended September 30, 2008.

Homebuilders Report

In May, Calvert released a new report in conjunction with the Boston College Institute for Responsible Investment that ranks the 13 largest publicly traded U.S. home builders on key environmental and energy efficiency factors, and encourages the industry to embrace the emerging market for sustainable building design and construction. The report attracted significant press coverage, including reports in The Washington Post and Cox News Service. Since then, Calvert has met with the National Association of Home Builders and several of the ranked companies--and intends to do more of this in the year ahead.

Carbon Disclosure Project

As a follow-up to the last year's Carbon Disclosure Project (CDP) report with Ceres, Calvert filed a number of shareholder proposals with companies that had not disclosed their greenhouse gas emissions or their strategies to reduce emissions. As a result, five companies--Big Lots, Lowe's, Kirby, Ryder, and Harley Davidson--agreed to disclose this information.1 We also wrote to more than 100 companies that did not respond to the CDP survey.

Furthermore, Calvert teamed up with TIAA-CREF this year to coordinate a Standard & Poor's 500 Index working group as part of the Global Warming Shareholder Campaign.

Human Rights in Extractives Industry

Bennett Freeman, our Senior Vice President, Social Research and Policy, testified on behalf of Calvert to several legislative bodies in the past year on matters related to oil and gas and mining companies, most of which we do not currently own. In September, he spoke to a Senate Judiciary Subcommittee about the critical role governments play in leading the Voluntary Principles on Security and Human Rights Initiative when companies are operating in zones of conflict. He also delivered a statement to the International Accounting Standards Board and testified before the House Financial Services Committee on the issue of revenue transparency in the extractives industry.

Special Equities

A modest but important portion of several Funds is invested in companies that provide for-profit socially or environmentally relevant products or services. One of our Funds in the Special Equities program made an early-stage investment recently in NeoDiagnostix, Inc., a Maryland company developing genetic technologies to more accurately test for cervical cancer. If successful, it could not only save lives, but also greatly reduce the amount of repeat testing and invasive procedures currently required to determine if cancer is present. ShoreBank Corporation, the first community development and environmental bank holding company, is a new addition to the program. Aside from community development and environmental banking, ShoreBank also has subsidiaries that work on international microfinance and small business lending.2

Community Investments

Many of our Funds participate in Calvert's High Social Impact Investing program, which is administered through the Calvert Social Investment Foundation. This community investment program may allocate between 1% to 3% of Fund assets at below-market interest rates to investments to provide economic opportunity for struggling populations.3

The Calvert Foundation has recently begun an exciting partnership with Habitat for Humanity International to increase the amount of affordable housing in the U.S. and around the world. Through the Habitat Investment Program, people can now invest--not just donate or volunteer--to help Habitat make homeownership possible for even more families in need.

During the reporting period, the Foundation also expanded its international portfolio to include a loan to the BRAC Africa Loan Fund. BRAC aims to alleviate poverty and empower the poor through a holistic approach that uses microfinance to create local entrepreneurial communities. BRAC then offers education, health, and vocational training through these communities to further amplify its impact.

As always, we appreciate your investment in Calvert mutual funds and will continue to manage your investments with an eye on both financial performance and corporate integrity.

1. As of September 30, 2008, the following companies represented the following percentages of net assets: Big Lots represented 0.03% of Calvert Social Index Fund and 0.47% of Calvert World Values International Equity Fund; Lowe's represented 0.53% of Calvert Social Index Fund; Kirby represented 0.03% of Calvert Social Index Fund; Ryder represented 0.06% of Calvert Social Index Fund; and Harley Davidson represented 0.14% of Calvert Social Index Fund.

2. As of September 30, 2008, NeoDiagnostix, Inc. represented 0.03% of CSIF Equity Portfolio, and ShoreBank Corporation represented 0.09% of CSIF Equity Portfolio.

3. As of September 30, 2008, Calvert Social Investment Foundation Community Investment Notes represented the following percentages of Fund net assets: Calvert Capital Accumulation Fund, 1.32%; Calvert World Values International Equity Fund, 0.87%; Calvert Large Cap Growth Fund, 0.25%; and Calvert New Vision Small Cap Fund, 1.08%. The Calvert Social Investment Foundation is a 501(c)(3) nonprofit organization.

All holdings are subject to change without notice.

Portfolio Management Discussion

John Nichols
Vice President, Equities
Calvert Asset Management Company

Investment Performance Summary

For the 12-month period ended September 30, 2008, Calvert Social Index Fund Class A shares (at NAV) returned -22.81%, trailing the -21.98% return of the Calvert Social Index (CSI). Unlike the Index, the Fund bears management expenses and transaction costs, and these factors accounted for the Fund's margin of underperformance. The CSI performed in line with other large-cap indexes such as the Russell 1000® Index (-22.10%) and the Standard & Poor's 500 Index (-21.98%) for the period.

Investment Climate

The fourth quarter of 2007 began on a high note, as several broad market benchmarks reached all-time highs. However, those highs were accompanied by increasing market volatility as financial institutions began to realize the consequences of declining home prices and rising mortgage defaults. Crude oil prices rose sharply as rapid economic growth in India and China drove strong global demand for petroleum-based products. While the escalation of energy prices was a boon to stocks in the Energy sector, other areas of the market suffered as rising gas prices ate into consumers' discretionary funds.

At this point, the U.S. appears to have avoided a recession but equity and credit conditions have continued to deteriorate. The economy has continued to eke out growth, largely due to the competitive advantage the declining value of the U.S. dollar has given U.S. companies with a global presence. Still, the twin headline stories--the ever-expanding credit crisis and soaring energy costs--have continued to weigh heavily on investors and consumers. The good news is that the pressure from oil prices have eased. After peaking above $140 per barrel in mid-summer, oil prices had fallen below $100 by the end of the period. That's still about 25% higher than at the start of the reporting period.

However, there has been no respite from the credit crisis. These problems have since ensnared almost every type of financial institution. Credit markets have virtually ground to a halt, as the latticework of lending and borrowing has cracked and financial institutions have become increasingly suspicious of each other's capital and creditworthiness. The U.S. government stepped in and took over Fannie Mae and Freddie Mac in September, wiping out the investments of shareholders while attempting to shore up mortgage markets. The Treasury Department and Federal Reserve have also engineered takeovers of obviously troubled banks and brokerage firms by, hopefully, healthier firms.

While these actions have been a temporary salve, the credit crisis has persisted. As the period ended, Congress and the administration were working on a market rescue plan that would clear distressed assets from financial firms' books, spur the recovery of capital in financial markets, and ultimately restore the global flow of credit. The amount of investor and taxpayer funds required is staggering. But given the pace at which this crisis has grown, is it enough?

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy, with the objective of matching the day-to-day performance of the CSI as closely as possible. We do this by buying all, or virtually all, of the stocks in the CSI and holding them in the same proportion. Variation in the Fund's total return is a direct reflection of fluctuating performance for Index stocks based on changing market conditions.

The impact of the credit crisis and rising energy prices has not been beneficial for the Index. The CSI has more exposure to Financials and less to Energy than other broad market indexes. So, both positions were a burden on performance during the period. Yet despite this disadvantage, the CSI still managed to perform in line with most other broad market benchmarks thanks to the strong performance of sustainable and responsible stocks. For most sectors, the CSI sector outperformed the corresponding sector in either the Russell 1000 Index or the S&P 500 Index. The difference is most notable in the troubled Financials sector, where decisions made by Calvert's sustainability analysts kept many of the most problematic companies out of the Index, and, therefore, the Fund.

Outlook

Cheap, easy credit in recent years has led to some of the excesses at the core of current financial crisis. However, the availability of credit has declined substantially in the past year. Both companies and individuals are taking measures to decrease their debt, which is having an unusually strong negative impact on the economy. The government's plan to establish an investment pool to take bad assets off the books of troubled financial firms may help. But it may not be a panacea to the broader fundamental economic problems we are facing, such as higher unemployment rates, decreasing housing values, tight credit, and falling corporate profits.

We expect business sentiment to further weaken across the industrial world in the near term and possibly well into 2009. We are likely to see broad-based deterioration in corporate earnings in coming quarters, possibly at a faster clip than Wall Street analysts expect. Earnings from overseas trade, a bright spot for U.S. large-cap companies in the past few months, are also likely to decline given the potential for slowing international demand and appreciation in the value of the U.S. dollar.

We will be monitoring economic and business indicators to assess the health of the overall economy and potential catalysts for market recovery. We are hopeful that the pending rescue package can help restore confidence in the markets, making banks more comfortable lending to each other and to consumers. We also hope that--just as the lack of confidence sent negative ripples through financial markets--momentum associated with even a modest improvement in confidence will help stabilize the financial markets.

October 2008

*Investment performance/return at NAV does not reflect the deduction of the Fund's maximum 4.75% front-end sales charge or any deferred sales charge.

Portfolio Statistics
September 30, 2008
Investment Performance (total return at NAV*)
	6 Months ended 9/30/08	12 Months ended 9/30/08
Class A	(10.15%)	(22.81%)
Class B	(10.63%)	(23.57%)
Class C	(10.55%)	(23.51%)
Class I	(9.90%)	(22.34%)
Calvert Social Index	(9.54%)	(21.98%)
Lipper Multi Cap Core Funds Average	(11.83%)	(22.79%)

Ten Largest Stock Holdings
	% of Net Assets
Microsoft Corp.	3.4%
Procter & Gamble Co.	3.3%
Johnson & Johnson	3.0%
AT&T, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.5%
International Business Machines Corp.	2.5%
Cisco Systems, Inc.	2.1%
Pfizer, Inc.	1.9%
Wells Fargo & Co.	1.8%
Total	25.6%

Portfolio Statistics September 30, 2008

Average Annual Total Returns (with max. load)

	Class A Shares
One year	(26.47%)
Five Year	1.65%
Since inception	(4.26%)
(6/30/00)

	Class B Shares
One year	(27.39%)
Five Year	1.44%
Since inception	(4.63%)
(6/30/00)

	Class C Shares
One year	(24.28%)
Five Year	1.65%
Since inception	(4.63%)
(6/30/00)

Portfolio Statistics September 30, 2008

Average Annual Total Returns
	Class I Shares
One year	(22.34%)
Five Year	3.12%
Since inception	(3.26%)
(6/30/00)

Economic Sectors	% of total investments
Consumer Discretionary	9.3%
Consumer Staples	10.5%
Energy	3.2%
Financials	21.3%
Health Care	14.6%
Industrials	7.6%
Information Technology	26.7%
Materials	1.7%
Telecommunications Services	3.6%
U.S. Treasury	0.4%
Utilities	1.1%
Total	100%

Performance Comparison
Comparison of change in value of $10,000 investment.

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum 4.75% front-end sales charge or deferred sales charge, as applicable. No sales charge has been applied to the index used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

As of September 30, 2008, the following companies represented the following percentages of Fund net assets: Fannie Mae 0% and Freddie Mac 0%. All portfolio holdings are subject to change without notice.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During Period* 4/1/08 - 9/30/08
Class A
Actual	$1,000.00	$898.50	$3.56
Hypothetical	$1,000.00	$1,021.25	$3.79
(5% return per year before expenses)
Class B
Actual	$1,000.00	$893.70	$8.28
Hypothetical	$1,000.00	$1,016.25	$8.82
(5% return per year before expenses)
Class C
Actual	$1,000.00	$894.50	$8.29
Hypothetical	$1,000.00	$1,016.25	$8.82
(5% return per year before expenses)
Class I
Actual	$1,000.00	$901.00	$1.00
Hypothetical	$1,000.00	$1,023.95	$1.06
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.21% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366.

Report of Independent Registered Public Accounting Firm

The Board of Directors of the Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of the Calvert Social Index Fund (the Fund), the sole series of the Calvert Social Index Series, Inc., as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Social Index Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, Pennsylvania
November 21, 2008

Statement of Net Assets
September 30, 2008
Equity Securities - 97.0%	Shares	Value
Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	1,111	$17,587
Hexcel Corp.*	1,088	14,895
Spirit AeroSystems Holdings, Inc.*	1,184	19,027
		51,509

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,926	98,149
Expeditors International of Washington, Inc.	2,418	84,243
FedEx Corp.	3,498	276,482
United Parcel Service, Inc., Class B	8,097	509,220
		968,094

Airlines - 0.2%
Continental Airlines, Inc., Class B*	1,175	19,599
Delta Air Lines, Inc.*	3,448	25,687
Southwest Airlines Co.	8,633	125,265
		170,551

Auto Components - 0.1%
BorgWarner, Inc.	1,400	45,878
Gentex Corp.	1,654	23,652
WABCO Holdings, Inc.	790	28,077
		97,607

Automobiles - 0.1%
Harley-Davidson, Inc.	2,706	100,934

Beverages - 1.8%
Hansen Natural Corp.*	1,047	31,672
PepsiCo, Inc.	18,586	1,324,624
		1,356,296

Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc.*	882	34,663
Amgen, Inc.*	12,561	744,490
Amylin Pharmaceuticals, Inc.*	1,627	32,898
Biogen Idec, Inc.*	3,416	171,791
Cepheid, Inc.*	641	8,865
Genzyme Corp.*	3,028	244,935
Gilead Sciences, Inc.*	10,926	498,007
Myriad Genetics, Inc.*	506	32,829
Onyx Pharmaceuticals, Inc.*	630	22,793
OSI Pharmaceuticals, Inc.*	659	32,482
PDL BioPharma, Inc.	1,345	12,522
United Therapeutics Corp.*	258	27,134
Vertex Pharmaceuticals, Inc.*	1,659	55,145
		1,918,554

Equity Securities - Cont'd	Shares	Value
Building Products - 0.2%
Lennox International, Inc.	740	$24,619
Masco Corp.	4,386	78,685
Owens Corning, Inc.*	1,468	35,100
USG Corp.*	1,113	28,493
		166,897

Capital Markets - 3.3%
Affiliated Managers Group, Inc.*	489	40,514
Bank of New York Mellon Corp.	12,919	420,901
Charles Schwab Corp.	11,179	290,654
E*Trade Financial Corp.*	5,034	14,095
Eaton Vance Corp.	1,307	46,046
Federated Investors, Inc., Class B	1,135	32,745
Franklin Resources, Inc.	1,883	165,949
Goldman Sachs Group, Inc.	4,274	547,072
Investment Technology Group, Inc.*	514	15,641
Janus Capital Group, Inc.	1,961	47,613
Jefferies Group, Inc.	1,839	41,194
Lazard Ltd.	778	33,267
Legg Mason, Inc.	1,583	60,249
Northern Trust Corp.	2,494	180,067
SEI Investments Co.	2,188	48,573
State Street Corp.	4,898	278,598
T. Rowe Price Group, Inc.	3,024	162,419
TD Ameritrade Holding Corp.*	2,867	46,445
Waddell & Reed Financial, Inc.	968	23,958
		2,496,000

Chemicals - 1.0%
Air Products & Chemicals, Inc.	2,421	165,814
Airgas, Inc.	940	46,671
Ecolab, Inc.	2,091	101,455
International Flavors & Fragrances, Inc.	890	35,120
Lubrizol Corp.	819	35,332
Nalco Holding Co.	1,667	30,906
Praxair, Inc.	3,584	257,116
Sensient Technologies Corp.	537	15,106
Sigma-Aldrich Corp.	1,429	74,908
		762,428

Commercial Banks - 5.1%
Associated Banc-Corp.	1,376	27,451
BancorpSouth, Inc.	891	25,064
Bank of Hawaii Corp.	574	30,680
BB&T Corp.	6,256	236,477
City National Corp.	545	29,593
Comerica, Inc.	1,767	57,940
Commerce Bancshares, Inc.	792	36,749
Cullen/Frost Bankers, Inc.	665	39,900
Fifth Third Bancorp	6,552	77,969
First Horizon National Corp.	2,304	21,570
FirstMerit Corp.	863	18,123
Fulton Financial Corp.	2,002	21,842

Equity Securities - Cont'd	Shares	Value
Commercial Banks - Cont'd
Huntington Bancshares, Inc.	4,234	$33,830
KeyCorp	5,425	64,775
M&T Bank Corp.	933	83,270
Marshall & Ilsley Corp.	3,021	60,873
National City Corp.	8,711	15,244
PNC Financial Services Group, Inc.	3,924	293,123
Popular, Inc.	2,946	24,422
Regions Financial Corp.	7,886	75,706
SunTrust Banks, Inc.	4,011	180,455
SVB Financial Group*	398	23,052
Synovus Financial Corp.	3,726	38,564
TCF Financial Corp.	1,385	24,930
US Bancorp	20,497	738,302
Valley National Bancorp	1,468	30,769
Wachovia Corp.	24,503	85,761
Wells Fargo & Co.	37,472	1,406,324
Westamerica Bancorp	329	18,927
Whitney Holding Corp.	781	18,939
Wilmington Trust Corp.	788	22,718
Zions Bancorp	1,273	49,265
		3,912,607

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	1,116	49,640
Brink's Co.	537	32,768
Covanta Holding Corp.*	1,755	42,015
Herman Miller, Inc.	739	18,083
Pitney Bowes, Inc.	2,417	80,389
RR Donnelley & Sons Co.	2,530	62,061
		284,956

Communications Equipment - 4.2%
ADC Telecommunications, Inc.*	1,354	11,441
Adtran, Inc.	640	12,474
Ciena Corp.*	982	9,899
Cisco Systems, Inc.*	70,773	1,596,639
CommScope, Inc.*	772	26,742
Corning, Inc.	17,749	277,594
EchoStar Corp.*	476	11,472
F5 Networks, Inc.*	972	22,725
Foundry Networks, Inc.*	1,493	27,187
InterDigital, Inc.*	537	12,915
JDS Uniphase Corp.*	2,401	20,312
Juniper Networks, Inc.*	6,073	127,958
Motorola, Inc.	25,889	184,847
Polycom, Inc.*	1,014	23,454
QUALCOMM, Inc.	19,482	837,142
Sonus Networks, Inc.*	3,003	8,649
Tellabs, Inc.*	4,627	18,786
		3,230,236

Equity Securities - Cont'd	Shares	Value
Computers & Peripherals - 7.3%
Apple, Inc.*	10,395	$1,181,496
Dell, Inc.*	21,143	348,437
Diebold, Inc.	750	24,832
EMC Corp.*	23,455	280,522
Hewlett-Packard Co.	29,269	1,353,398
International Business Machines Corp.	16,085	1,881,302
Lexmark International, Inc.*	1,108	36,088
NCR Corp.*	1,950	42,997
NetApp, Inc.*	3,708	67,597
QLogic Corp.*	1,731	26,588
SanDisk Corp.*	2,756	53,880
Seagate Technology LLC	5,840	70,781
Sun Microsystems, Inc.*	8,543	64,927
Teradata Corp.*	2,178	42,471
Western Digital Corp.*	2,664	56,796
		5,532,112

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,148	28,057
EMCOR Group, Inc.*	736	19,371
Quanta Services, Inc.*	1,956	52,832
		100,260

Construction Materials - 0.0%
Eagle Materials, Inc.	558	12,482

Consumer Finance - 1.0%
American Express Co.	12,165	431,006
Capital One Financial Corp.	4,232	215,832
Discover Financial Services	5,423	74,946
SLM Corp.*	5,624	69,400
		791,184

Containers & Packaging - 0.3%
AptarGroup, Inc.	739	28,902
Bemis Co., Inc.	1,204	31,557
Owens-Illinois, Inc.*	2,009	59,065
Sealed Air Corp.	1,862	40,945
Sonoco Products Co.	1,133	33,628
		194,097

Distributors - 0.1%
Genuine Parts Co.	1,835	73,785

Diversified Consumer Services - 0.3%
DeVry, Inc.	806	39,929
ITT Educational Services, Inc.*	479	38,756
Matthews International Corp.	350	17,759
Regis Corp.	525	14,438
Sotheby's	768	15,406
Strayer Education, Inc.	168	33,644
Weight Watchers International, Inc.	889	32,537
		192,469

Equity Securities - Cont'd	Shares	Value
Diversified Financial Services - 5.9%
Bank of America Corp.	54,102	$1,893,570
CIT Group, Inc.	3,349	23,309
CME Group, Inc.	865	321,356
IntercontinentalExchange, Inc.*	832	67,126
JPMorgan Chase & Co.	40,997	1,914,560
Liberty Media Corp. - Capital*	1,486	19,883
Moody's Corp.	2,765	94,010
NASDAQ OMX Group, Inc.*	2,276	69,577
NYSE Euronext	3,023	118,441
		4,521,832

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	70,535	1,969,337
CenturyTel, Inc.	1,161	42,551
Embarq Corp.	1,718	69,665
Frontier Communications Corp.	3,584	41,216
tw telecom, inc.*	1,675	17,403
Windstream Corp.	5,208	56,976
		2,197,148

Electric Utilities - 0.1%
Cleco Corp.	677	17,094
Hawaiian Electric Industries, Inc.	941	27,393
ITC Holdings Corp.	560	28,991
Portland General Electric Co.	709	16,775
		90,253

Electrical Equipment - 1.3%
Acuity Brands, Inc.	498	20,796
AMETEK, Inc.	1,279	52,145
Baldor Electric Co.	486	14,002
Belden, Inc.	519	16,499
Brady Corp.	569	20,074
Cooper Industries Ltd.	2,308	92,205
Emerson Electric Co.	8,858	361,318
Energy Conversion Devices, Inc.*	511	29,766
First Solar, Inc.*	529	99,933
General Cable Technologies Corp.*	603	21,485
GrafTech International Ltd.*	1,356	20,489
Hubbell, Inc., Class B	590	20,680
Regal-Beloit Corp.	362	15,392
Roper Industries, Inc.	1,040	59,238
SunPower Corp., Class A*	455	32,273
SunPower Corp., Class B*	505	34,870
Thomas & Betts Corp.*	664	25,943
Woodward Governor Co.	764	26,946
		964,054

Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc.*	4,085	121,161
Amphenol Corp.	2,098	84,214
Anixter International, Inc.*	370	22,019
Arrow Electronics, Inc.*	1,459	38,255

Equity Securities - Cont'd	Shares	Value
Electronic Equipment & Instruments - Cont'd
Avnet, Inc.*	1,726	$42,511
Dolby Laboratories, Inc.*	586	20,621
Flextronics International Ltd.*	9,821	69,533
FLIR Systems, Inc.*	1,622	62,317
Ingram Micro, Inc.*	1,729	27,785
Itron, Inc.*	409	36,209
Jabil Circuit, Inc.	2,080	19,843
Mettler-Toledo International, Inc.*	429	42,042
Molex, Inc.	1,117	25,077
National Instruments Corp.	889	26,714
Tech Data Corp.*	635	18,955
Trimble Navigation Ltd.*	1,388	35,894
Tyco Electronics Ltd.	5,359	148,230
		841,380

Energy Equipment & Services - 1.0%
Cameron International Corp.*	2,532	97,583
Core Laboratories NV	276	27,964
Dril-Quip, Inc.*	462	20,046
Exterran Holdings, Inc.*	761	24,322
FMC Technologies, Inc.*	1,491	69,406
Global Industries Ltd.*	1,010	7,009
Helix Energy Solutions Group, Inc.*	975	23,673
Hercules Offshore, Inc.*	997	15,115
IHS, Inc.*	554	26,393
Key Energy Services, Inc.*	1,426	16,542
Noble Corp.	3,127	137,275
SEACOR Holdings, Inc.*	272	21,474
Smith International, Inc.	2,496	146,365
Superior Energy Services, Inc.*	943	29,365
Tidewater, Inc.	657	36,372
Unit Corp.*	534	26,604
		725,508

Food & Staples Retailing - 2.1%
BJ's Wholesale Club, Inc.*	749	29,106
Costco Wholesale Corp.	4,969	322,637
CVS Caremark Corp.	17,000	572,220
Ruddick Corp.	549	17,815
SUPERVALU, Inc.	2,569	55,747
SYSCO Corp.	6,815	210,107
Walgreen Co.	11,248	348,238
Whole Foods Market, Inc.	1,634	32,729
		1,588,599

Food Products - 1.5%
Campbell Soup Co.	2,733	105,494
Corn Products International, Inc.	855	27,599
Del Monte Foods Co.	2,302	17,956
Flowers Foods, Inc.	974	28,597
General Mills, Inc.	3,810	261,823
H.J. Heinz Co.	3,588	179,292
Hershey Co.	1,815	71,765
J.M. Smucker Co.	653	33,101

Equity Securities - Cont'd	Shares	Value
Food Products - Cont'd
Kellogg Co.	2,829	$158,707
McCormick & Co., Inc.	1,258	48,370
Wm. Wrigley Jr. Co.	2,473	196,356
		1,129,060

Gas Utilities - 0.5%
AGL Resources, Inc.	891	27,960
Atmos Energy Corp.	984	26,194
Energen Corp.	745	33,734
Equitable Resources, Inc.	1,563	57,331
Nicor, Inc.	518	22,973
Oneok, Inc.	1,153	39,663
Piedmont Natural Gas Co., Inc.	816	26,079
Questar Corp.	2,004	82,004
Southern Union Co.	1,406	29,034
WGL Holdings, Inc.	567	18,399
		363,371

Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc.*	685	12,179
Beckman Coulter, Inc.	723	51,326
Becton Dickinson & Co.	2,822	226,494
Cooper Co's, Inc.	514	17,867
DENTSPLY International, Inc.	1,716	64,419
Edwards Lifesciences Corp.*	674	38,930
Gen-Probe, Inc.*	649	34,429
Haemonetics Corp.*	288	17,775
Hologic, Inc.*	3,026	58,494
Hospira, Inc.*	1,885	72,007
IDEXX Laboratories, Inc.*	718	39,346
Immucor, Inc.*	795	25,408
Intuitive Surgical, Inc.*	438	105,549
Inverness Medical Innovations, Inc.*	889	26,670
Kinetic Concepts, Inc.*	817	23,358
Medtronic, Inc.	13,333	667,983
NuVasive, Inc.*	402	19,831
ResMed, Inc.*	933	40,119
St. Jude Medical, Inc.*	3,966	172,481
Stryker Corp.	3,724	232,005
Varian Medical Systems, Inc.*	1,429	81,639
		2,028,309

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	1,797	67,657
Cardinal Health, Inc.	4,046	199,387
Cigna Corp.	3,118	105,950
Coventry Health Care, Inc.*	1,680	54,684
DaVita, Inc.*	1,184	67,500
Express Scripts, Inc.*	2,475	182,704
Health Management Associates, Inc.*	2,533	10,537
Health Net, Inc.*	1,295	30,562
Healthways, Inc.*	399	6,436
Henry Schein, Inc.*	1,019	54,863

Equity Securities - Cont'd	Shares	Value
Health Care Providers & Services - Cont'd
Laboratory Corp. of America Holdings*	1,320	$91,740
LifePoint Hospitals, Inc.*	664	21,341
Lincare Holdings, Inc.*	874	26,299
Magellan Health Services, Inc.*	451	18,518
McKesson Corp.	3,228	173,699
Omnicare, Inc.	1,399	40,249
Owens & Minor, Inc.	464	22,504
Patterson Co's, Inc.*	1,492	45,372
Psychiatric Solutions, Inc.*	626	23,757
Quest Diagnostics, Inc.	1,785	92,231
Universal Health Services, Inc., Class B	583	32,665
VCA Antech, Inc.*	952	28,055
WellCare Health Plans, Inc.*	503	18,108
		1,414,818

Health Care Technology - 0.1%
Cerner Corp.*	907	40,488
HLTH Corp.*	2,095	23,946
IMS Health, Inc.	2,283	43,172
		107,606

Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.	1,214	21,718
Chipotle Mexican Grill, Inc.*	165	9,156
Starbucks Corp.*	8,287	123,228
Vail Resorts, Inc.*	354	12,372
Wendy's/Arby's Group, Inc.	4,475	23,539
		190,013

Household Durables - 0.6%
Black & Decker Corp.	727	44,165
D.R. Horton, Inc.	3,265	42,510
Garmin Ltd.*	1,457	49,451
Harman International Industries, Inc.	753	25,655
KB Home	925	18,204
Mohawk Industries, Inc.*	776	52,295
Pulte Homes, Inc.	2,893	40,415
Snap-on, Inc.	684	36,020
Stanley Works	976	40,738
Tupperware Brands Corp.	699	19,313
Whirlpool Corp.	844	66,921
		435,687

Household Products - 4.4%
Church & Dwight Co., Inc.	785	48,741
Clorox Co.	1,570	98,423
Colgate-Palmolive Co.	5,769	434,694
Kimberly-Clark Corp.	4,711	305,461
Procter & Gamble Co.	35,616	2,482,079
		3,369,398

Equity Securities - Cont'd	Shares	Value
Industrial Conglomerates - 0.7%
3M Co.	7,610	$519,839
Carlisle Co's, Inc.	720	21,578
Teleflex, Inc.	459	29,142
		570,559

Insurance - 4.7%
ACE Ltd.	3,777	204,449
Aflac, Inc.	5,387	316,486
Alleghany Corp.*	93	33,945
Allied World Assurance Co. Holdings Ltd.	396	14,066
American Financial Group, Inc.	1,287	37,966
American International Group, Inc.	28,699	95,568
American National Insurance Co.	300	25,899
AON Corp.	3,071	138,072
Arch Capital Group Ltd.*	638	46,593
Arthur J. Gallagher & Co.	1,100	28,226
Aspen Insurance Holdings Ltd.	877	24,117
AXIS Capital Holdings Ltd.	1,617	51,275
Brown & Brown, Inc.	1,581	34,181
Chubb Corp.	4,091	224,596
Cincinnati Financial Corp.	1,869	53,154
Conseco, Inc.*	2,179	7,670
Endurance Specialty Holdings Ltd.	668	20,655
Erie Indemnity Co.	587	24,812
Everest Re Group Ltd.	679	58,754
Fidelity National Financial, Inc.	2,536	37,279
First American Corp.	949	27,996
Genworth Financial, Inc.	5,169	44,505
Hanover Insurance Group, Inc.	588	26,766
Hartford Financial Services Group, Inc.	3,418	140,104
HCC Insurance Holdings, Inc.	1,372	37,044
Hilb Rogal & Hobbs Co.	414	19,350
IPC Holdings Ltd.	698	21,087
Lincoln National Corp.	3,019	129,243
Markel Corp.*	117	41,126
MBIA, Inc.	3,101	36,902
Montpelier Re Holdings Ltd.	1,142	18,854
Nationwide Financial Services	564	27,822
PartnerRe Ltd.	655	44,599
Philadelphia Consolidated Holding Corp.*	817	47,852
Platinum Underwriters Holdings Ltd.	690	24,481
Principal Financial Group, Inc.	2,895	125,904
ProAssurance Corp.*	364	20,384
Progressive Corp.	7,578	131,857
Protective Life Corp.	804	22,922
Prudential Financial, Inc.	4,822	347,184
RenaissanceRe Holdings Ltd.	730	37,960
StanCorp Financial Group, Inc.	603	31,356
Torchmark Corp.	989	59,142
Transatlantic Holdings, Inc.	312	16,957
Travelers Co.'s, Inc.	6,703	302,976
Unitrin, Inc.	551	13,742
Unum Group	4,033	101,228

Equity Securities - Cont'd	Shares	Value
Insurance - Cont'd
White Mountains Insurance Group Ltd.	119	$55,900
Willis Group Holdings Ltd.	1,710	55,165
WR Berkley Corp.	1,890	44,510
XL Capital Ltd.	3,540	63,508
		3,596,189

Internet & Catalog Retail - 0.6%
Amazon.Com, Inc.*	3,663	266,520
Expedia, Inc.*	2,937	44,378
Liberty Media Corp. - Interactive*	6,571	84,832
NetFlix, Inc.*	698	21,554
priceline.com, Inc.*	395	27,030
		444,314

Internet Software & Services - 2.3%
Akamai Technologies, Inc.*	2,005	34,967
Digital River, Inc.*	463	15,001
eBay, Inc.*	13,270	296,983
Equinix, Inc.*	361	25,075
Google, Inc.*	2,827	1,132,270
ValueClick, Inc.*	1,152	11,785
Yahoo!, Inc.*	15,829	273,842
		1,789,923

IT Services - 1.8%
Alliance Data Systems Corp.*	763	48,359
Automatic Data Processing, Inc.	5,882	251,456
Broadridge Financial Solutions, Inc.	1,667	25,655
Cognizant Technology Solutions Corp.*	3,262	74,471
Convergys Corp.*	1,575	23,279
DST Systems, Inc.*	584	32,698
Fidelity National Information Services, Inc.	2,324	42,901
Fiserv, Inc.*	1,872	88,583
Global Payments, Inc.	936	41,989
Hewitt Associates, Inc.*	1,136	41,396
Iron Mountain, Inc.*	2,198	53,653
Lender Processing Services, Inc.	1,162	35,464
MasterCard, Inc.	957	169,705
Metavante Technologies, Inc.*	1,347	25,943
NeuStar, Inc.*	882	17,543
Paychex, Inc.	4,126	136,282
Total System Services, Inc.	2,256	36,998
Unisys Corp.*	3,917	10,772
Western Union Co.	8,273	204,095
		1,361,242

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	3,459	53,199
Mattel, Inc.	4,317	77,879
Polaris Industries, Inc.	428	19,470
		150,548

Equity Securities - Cont'd	Shares	Value
Life Sciences - Tools & Services - 0.9%
Applied Biosystems, Inc.	2,009	$68,808
Bio-Rad Laboratories, Inc.*	248	24,582
Illumina, Inc.*	1,310	53,094
Invitrogen Corp.*	1,116	42,185
Millipore Corp.*	658	45,270
Pharmaceutical Product Development, Inc.	1,258	52,018
Techne Corp.*	475	34,257
Thermo Fisher Scientific, Inc.*	4,766	262,130
Varian, Inc.*	353	15,144
Waters Corp.*	1,205	70,107
		667,595

Machinery - 2.3%
Actuant Corp.	630	15,901
AGCO Corp.*	1,104	47,041
Bucyrus International, Inc.	846	37,799
CLARCOR, Inc.	575	21,821
Cummins, Inc.	2,317	101,299
Danaher Corp.	2,927	203,134
Deere & Co.	4,889	242,006
Donaldson Co., Inc.	806	33,780
Dover Corp.	2,148	87,101
Flowserve Corp.	688	61,074
Gardner Denver, Inc.*	604	20,971
Graco, Inc.	754	26,850
Harsco Corp.	1,014	37,711
IDEX Corp.	929	28,818
Illinois Tool Works, Inc.	5,296	235,407
Lincoln Electric Holdings, Inc.	468	30,097
Nordson Corp.	382	18,760
PACCAR, Inc.	4,073	155,548
Pall Corp.	1,412	48,559
Parker Hannifin Corp.	1,908	101,124
Pentair, Inc.	1,152	39,825
SPX Corp.	614	47,278
Terex Corp.*	1,241	37,875
Toro Co.	458	18,915
Valmont Industries, Inc.	293	24,228
		1,722,922

Marine - 0.1%
Alexander & Baldwin, Inc.	519	22,852
Genco Shipping & Trading Ltd.	358	11,900
Kirby Corp.*	608	23,067
		57,819

Media - 2.4%
Ascent Media Corp.*	141	3,431
CBS Corp., Class B	7,089	103,358
DIRECTV Group, Inc.*	6,863	179,605
Discovery Communications, Inc., Series A*	1,618	23,050
Discovery Communications, Inc., Series C*	1,618	22,904
DISH Network Corp.*	2,486	52,206

Equity Securities - Cont'd	Shares	Value
Media - Cont'd
DreamWorks Animation SKG, Inc.*	907	$28,525
Gannett Co., Inc.	2,607	44,084
John Wiley & Sons, Inc.	536	21,681
Lamar Advertising Co.*	782	24,156
Liberty Global, Inc.*	1,694	51,328
Liberty Media Corp - Entertainment*	5,588	139,532
McGraw-Hill Co.'s, Inc.	3,733	118,000
New York Times Co.	1,634	23,350
Omnicom Group, Inc.	3,637	140,243
Scripps Networks Interactive, Inc.	1,439	52,250
Sirius XM Radio, Inc.*	32,709	18,644
Time Warner, Inc.	42,484	556,965
Viacom, Inc., Class B*	6,394	158,827
Virgin Media, Inc.	3,377	26,678
Washington Post Co., Class B	91	50,665
		1,839,482

Metals & Mining - 0.1%
Compass Minerals International, Inc.	367	19,227
Reliance Steel & Aluminum Co.	797	30,262
Schnitzer Steel Industries, Inc.	245	9,614
		59,103

Multiline Retail - 1.0%
Big Lots, Inc.*	923	25,687
Dollar Tree, Inc.*	1,126	40,942
Family Dollar Stores, Inc.	1,586	37,588
Kohl's Corp.*	3,505	161,511
Nordstrom, Inc.	2,461	70,926
Saks, Inc.*	1,449	13,403
Target Corp.	8,765	429,923
		779,980

Multi-Utilities - 0.5%
Consolidated Edison, Inc.	3,069	131,844
Integrys Energy Group, Inc.	873	43,598
MDU Resources Group, Inc.	1,943	56,347
NiSource, Inc.	3,306	48,797
OGE Energy Corp.	1,029	31,775
Puget Energy, Inc.	1,348	35,992
		348,353

Office Electronics - 0.2%
Xerox Corp.	9,896	114,101
Zebra Technologies Corp.*	797	22,196
		136,297

Oil, Gas & Consumable Fuels - 2.2%
Bill Barrett Corp.*	510	16,376
Chesapeake Energy Corp.	6,509	233,413
Cimarex Energy Co.	954	46,660
Comstock Resources, Inc.*	516	25,826
Crosstex Energy, Inc.	521	13,009

Equity Securities - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - Cont'd
Denbury Resources, Inc.*	2,916	$55,521
Encore Acquisition Co.*	603	25,193
EOG Resources, Inc.	2,802	250,667
EXCO Resources, Inc.*	2,392	39,038
Mariner Energy, Inc.*	927	19,004
Overseas Shipholding Group, Inc.	287	16,735
Pioneer Natural Resources Co.	1,444	75,492
Plains Exploration & Production Co.*	1,251	43,985
Quicksilver Resources, Inc.*	1,799	35,314
Range Resources Corp.	1,792	76,823
Southwestern Energy Co.*	3,879	118,465
Spectra Energy Corp.	6,976	166,029
St. Mary Land & Exploration Co.	739	26,345
Swift Energy Co.*	346	13,387
Teekay Corp.	829	21,869
Whiting Petroleum Corp.*	482	34,347
XTO Energy, Inc.	6,220	289,354
		1,642,852

Paper & Forest Products - 0.3%
Domtar Corp.*	5,359	24,651
MeadWestvaco Corp.	2,077	48,415
Weyerhaeuser Co.	2,377	143,999
		217,065

Personal Products - 0.4%
Alberto-Culver Co.	984	26,804
Avon Products, Inc.	4,842	201,282
Estee Lauder Co.'s, Inc.	1,278	63,785
NBTY, Inc.*	699	20,634
		312,505

Professional Services - 0.3%
FTI Consulting, Inc.*	569	41,105
Watson Wyatt Worldwide, Inc.	489	24,318
Corporate Executive Board Co.	421	13,156
Dun & Bradstreet Corp.	642	60,579
Manpower, Inc.	952	41,088
Monster Worldwide, Inc.*	1,376	20,516
Robert Half International, Inc.	1,893	46,852
		247,614

Pharmaceuticals - 6.2%
Allergan, Inc.	3,489	179,683
Barr Pharmaceuticals, Inc.*	1,216	79,405
Bristol-Myers Squibb Co.	23,364	487,139
Endo Pharmaceuticals Holdings, Inc.*	1,306	26,120
Forest Laboratories, Inc.*	3,459	97,820
Johnson & Johnson	33,178	2,298,572
Medicis Pharmaceutical Corp.	644	9,602
Perrigo Co.	1,062	40,845
Pfizer, Inc.	80,033	1,475,809
		4,694,995

Equity Securities - Cont'd	Shares	Value
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	2,414	$38,238
CB Richard Ellis Group, Inc.*	2,167	28,973
Forest City Enterprises, Inc.	895	27,450
Jones Lang LaSalle, Inc.	379	16,479
St. Joe Co.	1,095	42,803
		153,943

Road & Rail - 0.2%
Con-way, Inc.	521	22,981
Hertz Global Holdings, Inc.*	3,637	27,532
Kansas City Southern*	1,034	45,868
Ryder System, Inc.	691	42,842
		139,223

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc.*	6,337	33,269
Altera Corp.	3,401	70,333
Analog Devices, Inc.	3,291	86,718
Applied Materials, Inc.	15,384	232,760
Atheros Communications, Inc.*	670	15,799
Atmel Corp.*	5,241	17,767
Cypress Semiconductor Corp.*	1,843	9,620
Fairchild Semiconductor International, Inc.*	1,433	12,739
Integrated Device Technology, Inc.*	2,211	17,202
Intel Corp.	66,748	1,250,190
Intersil Corp.	1,578	26,163
KLA-Tencor Corp.	2,049	64,851
Lam Research Corp.*	1,427	44,936
Linear Technology Corp.	2,463	75,516
LSI Corp.*	7,422	39,782
Marvell Technology Group Ltd.*	6,819	63,417
MEMC Electronic Materials, Inc.*	2,563	72,430
Microchip Technology, Inc.	2,089	61,479
Micron Technology, Inc.*	9,106	36,879
National Semiconductor Corp.	2,602	44,780
Novellus Systems, Inc.*	1,200	23,568
NVIDIA Corp.*	6,706	71,821
ON Semiconductor Corp.*	4,386	29,649
PMC - Sierra, Inc.*	2,456	18,224
Silicon Laboratories, Inc.*	630	19,341
Skyworks Solutions, Inc.*	1,838	15,366
Teradyne, Inc.*	2,122	16,573
Texas Instruments, Inc.	14,873	319,770
Varian Semiconductor Equipment Associates, Inc.*	883	22,181
Xilinx, Inc.	3,136	73,539
		2,886,662

Software - 5.3%
Adobe Systems, Inc.*	6,034	238,162
Amdocs Ltd.*	2,351	64,370
ANSYS, Inc.*	895	33,894
Autodesk, Inc.*	2,601	87,264
BMC Software, Inc.*	2,179	62,385

Equity Securities - Cont'd	Shares	Value
Software - Cont'd
Cadence Design Systems, Inc.*	3,205	$21,666
Check Point Software Technologies Ltd.*	2,431	55,281
Citrix Systems, Inc.*	2,213	55,900
Compuware Corp.*	2,904	28,140
Electronic Arts, Inc.*	3,612	133,608
FactSet Research Systems, Inc.	534	27,902
Informatica Corp.*	1,005	13,055
Intuit, Inc.*	3,500	110,635
Jack Henry & Associates, Inc.	974	19,801
MICROS Systems, Inc.*	938	25,007
Microsoft Corp.	96,412	2,573,236
Novell, Inc.*	4,035	20,740
Nuance Communications, Inc.*	2,451	29,878
Parametric Technology Corp.*	1,316	24,214
Red Hat, Inc.*	2,231	33,621
Salesforce.com, Inc.*	1,353	65,485
Sybase, Inc.*	1,052	32,212
Symantec Corp.*	9,603	188,027
Synopsys, Inc.*	1,738	34,673
TIBCO Software, Inc.*	2,072	15,167
VMware, Inc.*	1,006	26,800
		4,021,123

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,181	46,838
American Eagle Outfitters, Inc.	2,220	33,855
AnnTaylor Stores Corp.*	743	15,335
Bed Bath & Beyond, Inc.*	3,116	97,874
Best Buy Co., Inc.	3,984	149,400
Carmax, Inc.*	2,547	35,658
GameStop Corp.*	1,795	61,407
Gap, Inc.	6,265	111,392
Home Depot, Inc.	20,165	522,072
J Crew Group, Inc.*	705	20,142
Limited Brands, Inc.	3,865	66,942
Lowe's Co.'s, Inc.	16,595	393,135
Office Depot, Inc.*	3,183	18,525
OfficeMax, Inc.	899	7,992
O'Reilly Automotive, Inc.*	1,582	42,350
PetSmart, Inc.	1,567	38,721
RadioShack Corp.	1,535	26,525
Ross Stores, Inc.	1,605	59,080
Staples, Inc.	8,023	180,517
Tiffany & Co.	1,517	53,884
TJX Co.'s, Inc.	4,758	145,214
Williams-Sonoma, Inc.	1,027	16,617
		2,143,475

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.*	147	15,300
Fossil, Inc.*	774	21,850
Jones Apparel Group, Inc.	1,018	18,843
Liz Claiborne, Inc.	1,200	19,716

Equity Securities - Cont'd	Shares	Value
Textiles, Apparel & Luxury Goods - Cont'd
Nike, Inc., Class B	4,469	$298,976
Phillips-Van Heusen Corp.	631	23,921
		398,606

Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	1,024	21,227
First Niagara Financial Group, Inc.	1,244	19,593
Hudson City Bancorp, Inc.	5,816	107,305
MGIC Investment Corp.	1,422	9,997
New York Community Bancorp, Inc.	3,906	65,582
People's United Financial, Inc.	2,033	39,135
Sovereign Bancorp, Inc.	7,519	29,700
Washington Federal, Inc.	1,000	18,450
Washington Mutual, Inc.	19,349	1,587
		312,576

Trading Companies & Distributors - 0.3%
Fastenal Co.	1,658	81,889
MSC Industrial Direct Co.	545	25,108
United Rentals, Inc.*	870	13,259
W.W. Grainger, Inc.	868	75,490
WESCO International, Inc.*	511	16,444
		212,190

Water Utilities - 0.0%
Aqua America, Inc.	1,523	27,079

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	4,493	161,613
Crown Castle International Corp.*	3,246	94,037
Leap Wireless International, Inc.*	782	29,794
MetroPCS Communications, Inc.*	2,167	30,316
NII Holdings, Inc.*	1,951	73,982
SBA Communications Corp.*	1,136	29,388
Telephone & Data Systems, Inc.	639	22,844
		441,974

Total Equity Securities (Cost $80,030,446)		73,756,302

	Principal
U.S. Treasury - 0.4%	Amount
United States Treasury Bills, 1/22/09 (l)	$300,000	298,256

Total U.S. Treasury (Cost $298,256)		298,256

TOTAL INVESTMENTS (Cost $80,328,702) - 97.4%		74,054,558
Other assets and liabilities, net - 2.6%		1,984,894
Net Assets - 100%		$76,039,452

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 4,254,855 shares outstanding		$47,062,665
Class B: 411,117 shares outstanding		4,250,696
Class C: 613,661 shares outstanding		6,772,739
Class I: 2,003,748 shares outstanding		30,240,052
Undistributed net investment income		738,836
Accumulated net realized gain (loss) on investments		(6,668,199)
Net unrealized appreciation (depreciation) on investments		(6,357,337)
Net Assets		$76,039,452

Net Asset Value Per Share
Class A (based on net assets of $44,439,329)		$10.44
Class B (based on net assets of $4,117,333)		$10.01
Class C (based on net assets of $6,140,751)		$10.01
Class I (based on net assets of $21,342,039)		$10.65

Futures	# of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
Purchased:
NASDAQ 100 Index^	3	12/08	$481,350	($35,285)
S&P 500 Index^	7	12/08	2,045,750	(47,908)
Total Purchased				($83,193)

* Non-income producing security.

(l) Collateral for futures contracts.

^ Futures collateralized by 300,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations
Year Ended September 30, 2008

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $410)	$1,588,207
Interest income	67,303
Total investment income	1,655,510

Expenses:
Investment advisory fee	196,671
Transfer agency fees and expenses	144,772
Distribution Plan expenses:
Class A	133,175
Class B	51,572
Class C	77,782
Directors' fees and expenses	10,488
Administrative fees	170,166
Accounting fees	14,073
Custodian fees	57,968
Registration fees	46,174
Reports to shareholders	25,619
Professional fees	22,643
Miscellaneous	17,545
Total expenses	968,648
Reimbursement from Advisor:
Class A	(181,100)
Class B	(17,932)
Class C	(16,594)
Class I	(73,293)
Fees paid indirectly	(9,307)
Net expenses	670,422

Net Investment Income	985,088

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	657,721
Futures	(600,914)
56,807

Change in unrealized appreciation or (depreciation) on:
Investments	(23,137,765)
Futures	(189,132)
(23,326,897)

Net Realized and Unrealized Gain
(Loss)	(23,270,090)

Increase (Decrease) in Net Assets
Resulting From Operations	($22,285,002)

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$985,088	$926,692
Net realized gain (loss) on investments	56,807	1,415,426
Change in unrealized appreciation (depreciation)	(23,326,897)	7,703,825

Increase (Decrease) in Net Assets
Resulting From Operations	(22,285,002)	10,045,943

Distributions to shareholders from:
Net investment income:
Class A shares	(627,658)	(479,339)
Class B shares	(5,726)	(635)
Class C shares	(8,395)	(819)
Class I shares	(324,696)	(141,985)
Total distributions	(966,475)	(622,778)
Capital share transactions:
Shares sold:
Class A shares	12,529,099	12,894,084
Class B shares	410,770	988,956
Class C shares	960,202	2,600,787
Class I shares	7,699,445	9,271,716
Reinvestment of distributions:
Class A shares	555,251	432,803
Class B shares	4,431	478
Class C shares	5,474	539
Class I shares	317,311	141,980
Redemption fees:
Class A shares	520	122
Class B shares	46	8
Class C shares	5	24
Shares redeemed:
Class A shares	(13,696,322)	(8,280,455)
Class B shares	(969,030)	(500,701)
Class C shares	(1,763,743)	(1,188,271)
Class I shares	(4,207,893)	(766,446)
Total capital share transactions	1,845,566	15,595,624

Total Increase (Decrease) in Net Assets	(21,405,911)	25,018,789

Net Assets
Beginning of year	97,445,363	72,426,574
End of year (including undistributed net investment income of $738,836 and $720,223, respectively)	$76,039,452	$97,445,363

See notes to financial statements.

	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2008	2007
Shares sold:
Class A shares	1,030,580	987,336
Class B shares	35,313	78,485
Class C shares	80,177	206,532
Class I shares	654,429	701,132
Reinvestment of distributions:
Class A shares	42,548	33,681
Class B shares	351	39
Class C shares	434	44
Class I shares	23,930	10,896
Shares redeemed:
Class A shares	(1,156,640)	(630,504)
Class B shares	(85,018)	(39,697)
Class C shares	(153,885)	(95,156)
Class I shares	(335,265)	(57,643)
Total capital share activity	136,954	1,195,145

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2008, no securities were fair valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" -- an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 -- 2008) for purposes of implementing FIN 48, and has concluded that as of September 30, 2008, no provision for income tax is required in the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $14,837 was payable at year end. In addition, $1,121 was receivable from the Advisor at year end for reimbursement of operating expenses paid during September 2008.

The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, Class B and Class C through January 31, 2009 and for Class I through January 31, 2016. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $12,533 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, 1.00%, and 1.00% of the Fund's average daily net assets of Class A, Class B, and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $18,659 was payable at year end.

The Distributor received $23,869 as its portion of commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2008.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $29,069 for the year ended September 30, 2008. Under the terms of the agreement, $2,337 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Effective January 1, 2008, each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $44,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the committee chairs and $2,500 annually may be paid to committee members, plus a committee meeting fee of $500 for each committee meeting attended. Prior to January 1, 2008, each Director of the Fund who was not an employee of the Advisor or its affiliates received an annual retainer of $34,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $10,000 annually were paid to the Chairperson of special committees of the Board and the lead disinterested Director. Director's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the year, cost of purchases and proceeds from sales of investments, other than short-term securities, were $14,357,629 and $11,904,227, respectively.

The cost of investments owned at September 30, 2008 for federal income tax purposes was $84,506,160. Net unrealized depreciation aggregated $10,451,602, of which $7,168,015 related to appreciated securities and $17,619,617 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,123,572, $900,355 and $534,245 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2011, September 2012, and September 2014, respectively.

The Fund intends to elect to defer net capital losses of $15,762 incurred from November 1, 2007 through September 30, 2008 and treat them as arising in the fiscal year ending September 30, 2009.

The tax character of dividends and distributions paid during the years ended September 30, 2008 and September 30, 2007 were as follows:

Distributions paid from:	2008	2007
Ordinary income	$966,475	$622,778
Total	$966,475	$622,778

As of September 30, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$738,836
Capital loss carryforward	(2,558,172)
Unrealized appreciation (depreciation)	(10,451,602)
($12,270,938)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to temporary book-tax differences that will reverse in a subsequent period. These differences are mainly due to wash sales, the deferral of post October losses, and Section 1256 contracts.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2008. For the year ended September 30, 2008, borrowings by the Fund under the Agreement were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$5,395	3.58%	$708,984	October 2007

Tax Information (Unaudited)

The Fund designates 100% of its ordinary dividends paid during this fiscal year as qualifying for the corporate dividend received deduction and 100% as qualified dividend income subject to the maximum rate under Internal Revenue Code Section 1(h)(11).

Additional information will be provided to shareholders in January 2009 for use in preparing 2008 income tax returns.

Financial Highlights
		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2008	2007 (z)	2006 (z)
Net asset value, beginning	$13.67	$12.23	$11.29
Income from investment operations
Net investment income	.14	.15	.11
Net realized and unrealized gain (loss)	(3.23)	1.41	.92
Total from investment operations	(3.09)	1.56	1.03
Distributions from
Net investment income	(.14)	(.12)	(.09)
Total distributions	(.14)	(.12)	(.09)
Total increase (decrease) in net asset value	(3.23)	1.44	.94
Net asset value, ending	$10.44	$13.67	$12.23

Total return*	(22.81%)	12.80%	9.14%
Ratios to average net assets:A
Net investment income	1.14%	1.12%	.96%
Total expenses	1.10%	1.09%	1.22%
Expenses before offsets	.76%	.77%	.78%
Net expenses	.75%	.75%	.75%
Portfolio turnover	14%	9%	12%
Net assets, ending (in thousands)	$44,439	$59,291	$48,265

	Years Ended
	September 30,	September 30,
Class A Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.43	$9.55
Income from investment operations
Net investment income	.13	.06
Net realized and unrealized gain (loss)	.84	.87
Total from investment operations	.97	.93
Distributions from
Net investment income	(.11)	(.05)
Total distributions	(.11)	(.05)
Total increase (decrease) in net asset value	.86	.88
Net asset value, ending	$11.29	$10.43

Total return*	9.31%	9.73%
Ratios to average net assets:A
Net investment income	1.21%	.64%
Total expenses	1.34%	1.48%
Expenses before offsets	.77%	.77%
Net expenses	.75%	.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$44,108	$39,684

See notes to financial highlights.

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2008	2007 (z)	2006 (z)
Net asset value, beginning	$13.11	$11.74	$10.87
Income from investment operations
Net investment income (loss)	.01	.01	**
Net realized and unrealized gain (loss)	(3.10)	1.36	.87
Total from investment operations	(3.09)	1.37	.87
Distributions from
Net investment income	(.01)	**	--
Total distributions	(.01)	**	--
Total increase (decrease) in net asset value	(3.10)	1.37	.87
Net asset value, ending	$10.01	$13.11	$11.74

Total return*	(23.57%)	11.68%	8.00%
Ratios to average net assets:A
Net investment income (loss)	.14%	.12%	(.04%)
Total expenses	2.11%	2.08%	2.26%
Expenses before offsets	1.76%	1.77%	1.78%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	9%	12%
Net assets, ending (in thousands)	$4,117	$6,036	$4,949

	Years Ended
	September 30,	September 30,
Class B Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.05	$9.30
Income from investment operations
Net investment income (loss)	.02	(.03)
Net realized and unrealized gain (loss)	.81	.83
Total from investment operations	.83	.80
Distributions from
Net investment income	(.01)	(.05)
Total distributions	(.01)	(.05)
Total increase (decrease) in net asset value	.82	.75
Net asset value, ending	$10.87	$10.05

Total return*	8.29%	8.57%
Ratios to average net assets:A
Net investment income (loss)	.21%	(.36%)
Total expenses	2.43%	2.61%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$4,623	$4,072

See notes to financial highlights.

Financial Highlights

		Years Ended
	September 30,	September 30	September 30,
Class C Shares	2008	2007 (z)	2006 (z)
Net asset value, beginning	$13.10	$11.73	$10.86
Income from investment operations
Net investment income (loss)	.01	.01	**
Net realized and unrealized gain (loss)	(3.09)	1.36	.87
Total from investment operations	(3.08)	1.37	.87
Distributions from
Net investment income	(.01)	**	--
Total distributions	(.01)	**	--
Total increase (decrease) in net asset value	(3.09)	1.37	.87
Net asset value, ending	$10.01	$13.10	$11.73

Total return*	(23.51%)	11.69%	8.01%
Ratios to average net assets:A
Net investment income (loss)	.14%	.12%	(.04%)
Total expenses	1.97%	1.96%	2.13%
Expenses before offsets	1.76%	1.77%	1.78%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	14%	9%	12%
Net assets, ending (in thousands)	$6,141	$8,998	$6,751

	Years Ended
	September 30,	September 30,
Class C Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.05	$9.29
Income from investment operations
Net investment income (loss)	.02	(.03)
Net realized and unrealized gain (loss)	.80	.84
Total from investment operations	.82	.81
Distributions from
Net investment income	(.01)	(.05)
Total distributions	(.01)	(.05)
Total increase (decrease) in net asset value	.81	.76
Net asset value, ending	$10.86	$10.05

Total return*	8.19%	8.69%
Ratios to average net assets:A
Net investment income (loss)	.21%	(.36%)
Total expenses	2.30%	2.46%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$5,542	$4,896

See notes to financial highlights.

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2008	2007 (z)	2006 (z)
Net asset value, beginning	$13.92	$12.38	$11.38
Income from investment operations
Net investment income	.18	.22	.17
Net realized and unrealized gain (loss)	(3.25)	1.44	.92
Total from investment operations	(3.07)	1.66	1.09
Distributions from
Net investment income	(.20)	(.12)	(.09)
Total distributions	(.20)	(.12)	(.09)
Total increase (decrease) in net asset value	(3.27)	1.54	1.00
Net asset value, ending	$10.65	$13.92	$12.38

Total return*	(22.34%)	13.44%	9.61%
Ratios to average net assets:A
Net investment income	1.68%	1.65%	1.46%
Total expenses	.57%	.57%	.80%
Expenses before offsets	.22%	.23%	.26%
Net expenses	.21%	.21%	.24%
Portfolio turnover	14%	9%	12%
Net assets, ending (in thousands)	$21,342	$23,120	$12,462

	Years Ended
	September 30,	September 30,
Class I Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.59	$9.67
Income from investment operations
Net investment income	.16	.10
Net realized and unrealized gain (loss)	.87	.87
Total from investment operations	1.03	.97
Distributions from
Net investment income	(.24)	(.05)
Total distributions	(.24)	(.05)
Total increase (decrease) in net asset value	.79	.92
Net asset value, ending	$11.38	$10.59

Total return*	9.76%	10.03%
Ratios to average net assets:A
Net investment income	1.50%	1.02%
Total expenses	1.35%	1.06%
Expenses before offsets	.40%	.39%
Net expenses	.38%	.38%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$2,374	$1,231

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(z)     Per share figures are calculated using the Average Shares Method.

*     Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**     Less than $0.01 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Director and Officer Information Table
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	(Not Applicable to Officers)
				# of Calvert Portfolios Overseen	Other Directorships
INDEPENDENT TRUSTEES/DIRECTORS
REBECCA L. ADAMSON AGE: 59	Trustee Director Director Director	1989 CSIF 2000 IMPACT 2000 CSIS 2005 CWVF	President of the national non-profit, First People's Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People's Worldwide is the only American Indian alternative development institute in the country.	17	Mashantucket Pequot Endowment Bay & Paul Foundation
RICHARD L. BAIRD, JR. AGE: 60	Trustee & Chair Director & Chair Director & Chair Director & Chair	1982 CSIF 2000 CSIS 2005 CWVF 2005 Impact	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs. Mr. Baird assumed the office of Fund Chair in 2008.	29
JOHN G. GUFFEY, JR. AGE: 60	Director Trustee Director Director	1992 CWVF 1982 CSIF 2000 CSIS 2005 IMPACT	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003) and President of Aurora Press Inc., a privately held publisher of trade paperbacks (since 1998).	29	Ariel Funds (3) Calvert Social Investment Foundation Calvert Ventures, LLC
MILES DOUGLAS HARPER, III AGE: 46	Director Trustee Director Director	2000 Impact 2005 CSIF 2005 CSIS 2005 CWVF	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	17	Bridgeway Funds (14)
JOY V. JONES AGE: 58	Director Trustee Director Director	2000 Impact 1990 CSIF 2000 CSIS 2005 CWVF	Attorney and entertainment manager in New York City.	17	Director, The Twenty-First Century Foundation
TERRENCE J. MOLLNER, Ed.D. AGE: 63	Director Trustee Director Director	1992 CWVF 1982 CSIF 2000 CSIS 2005 IMPACT	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles.	17	United Way of Hampshire County Calvert Social Investment Foundation Ben & Jerry's Homemade, Inc. ArtNOW, Inc. Fourth Sector Network, Inc.
SYDNEY AMARA MORRIS AGE: 59	Trustee Director Director Director	1982 CSIF 2000 CSIS 2005 CWVF 2005 IMPACT	Rev. Morris currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. Rev. Morris is a graduate of Harvard Divinity School. She currently chairs the Umbrian Universalist National Committee on Socially Responsible Investing.	17
RUSTUM ROY AGE: 84	Director Trustee Director Director	1992 CWVF 2005 CSIF 2005 CSIS 2005 IMPACT	Evan Pugh Professor of Solid State and of Geo-chemistry Emeritus, at Pennsylvania State University, Distinguished Professor of materials, Arizona State University, & visiting Professor of Medicine, University of Arizona.	17	Chairperson, Friends of Health Chairperson, Campaign for Better Health
TESSA TENNANT AGE: 49	Director Trustee Director Director	1992 CWVF 2005 CSIF 2005 CSIS 2005 IMPACT	Executive Chair, The ICE Organization, UK and former Chair and founder of ASrIA Ltd. Director of ASrIA Ltd., a not-for-profit membership organization for Socially Responsible Investing (SRI), serving the Asia Pacific region. Previously, Ms. Tennant served as Head of SRI Policy for Henderson Investors, U.K. and Head of Green and Ethical Investing for National Provident Investment Managers Ltd. Initially, Ms. Tennant headed the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and served as Director of Jupiter Tyndall Merlin investment managers.	17	ASrIA Ltd.
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK AGE: 56	Director & President Trustee & Senior Vice President Director & Senior Vice President Director & President	1997 CWVF 1997 CSIF 2000 CSIS 2000 Impact	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	42
  Calvert Social Investment Foundation
  Pepco Holdings, Inc.
  Acacia Life Insurance Company (Chair)
  UNIFI Mutual Holding Company
  Ameritas Holding Company
  Acacia Financial Corp. (President & CEO)
  Acacia Realty Corp. (President and CEO)

D. Wayne Silby, Esq. AGE: 60	Director Trustee & President Director & President Director	1992 CWVF 1982 CSIF 2000 CSIS 2000 Impact	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	29	UNIFI Mutual Holding Company Calvert Social Investment Foundation Grameen Foundation USA Studio School Fund Syntao.com China The Ice Organization
OFFICERS
KAREN BECKER Age: 56	Chief Compliance Officer	2005	Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 49	Assistant Vice-President & Assistant Secretary	1988 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 44	Vice President	2004 CSIF	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 40	Assistant Vice-President & Assistant Secretary	1996 CSIF 2000 CSIS 1996 CWVF 2000 Impact

Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd., and since 2004, Chief Compliance Officer for Calvert Asset Management Company, investment advisor to the Funds.

TRACI L. GOLDT AGE: 35	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY B. HABEEB AGE: 58	Vice President	2004 CSIF	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 58	Vice President	1996 CSIF 2000 CSIS 1996 CWVF 2000 Impact	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 43	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 51	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 46	Assistant Vice President & Assistant Secretary	2007

Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance Calvert Group, Ltd. Prior to joining Calvert in 2005, Mr. Macedo served as 2nd Vice President at Acacia Life Insurance Company and The Advisors Group, Acacia's broker-dealer and federally registered investment adviser.

JANE B. MAXWELL Esq. AGE: 56	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester LLP.
ANDREW K. NIEBLER, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2006

Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd.  Prior to joining Calvert in 2006, Mr. Niebler was an Associate with Cleary, Gottlieb, Steen & Hamilton LLP.

CATHERINE P. ROY AGE: 52	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 61	Vice President and Secretary	1990 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 56	Treasurer	1982 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 47	Fund Controller	1999 CSIF 2000 CSIS 1999 CWVF 2000 Impact	Vice President of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Directors/Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates and a director of its parent companies. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.

Additional information about the Fund's Directors/Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Social Index Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert Global Alternative Energy Fund
Calvert International Opportunities Fund
Calvert Global Water Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper

using soy-based inks


Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that Miles D. Harper, III, an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/07		Fiscal Year ended 9/30/08
	$	%*	$	% *
(a) Audit Fees	$14,850		$15,400
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,887	0%	$2,998	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$17,737	0%	$18,398	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/07		Fiscal Year ended 9/30/08
$	%*	$	% *
$8,500	0%*	$3,500	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2008.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer
Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer
Date: November 26, 2008

/s/ D. Wayne Silby
D. Wayne Silby
President -- Principal Executive Officer
Date: November 26, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: November 26, 2008